Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (3,001,194)	$ 14,334,250
Adjustments to reconcile net (loss) income to net cash provided by in operating activities:
Recovery of deferred offering costs allocated to warrants	(425,040)
Change in fair value of warrant liabilities	317,376	(13,179,936)
Changes in operating assets and liabilities:
Due to related party	195,000	545,405
Prepaid assets	11,831	1,455,576
Accounts payable and accrued expenses	3,802,357	120,000
Net cash provided by operating activities	900,330	3,275,295
Cash Flows from Investing Activities:
Extension funding used to purchase marketable securities and cash held in Trust Account	(1,116,710)
Cash withdrawn from Trust Account in connection with redemptions	272,554,813
Proceeds from sale of marketable securities deposited into cash held in Trust Account	15,862,501
Reinvestment of marketable securities and cash held in Trust Account	(1,794,036)	(3,984,431)
Net cash provided by (used in) investing activities	285,506,568	(3,984,431)
Cash flows from financing activities:
Proceeds from note payable-related party	1,612,398
Redemptions of Class A ordinary shares subject to possible redemption	(272,554,813)
Net cash used in financing activities	(270,942,415)
Net change in cash	15,464,483	(709,136)
Cash, beginning of the period	614,767	1,323,903
Cash, end of the period	60,518	614,767
Cash held in Trust Account	16,018,732
Total cash and cash in Trust Account	16,079,250	614,767
Supplemental disclosure of cash flow information:
Change in value of Class A ordinary shares subject to possible redemption	3,066,977	3,986,568
Impact of the waiver of deferred commission by the underwriters	9,234,960
Conversion of Class B ordinary shares to Class A ordinary shares	$ 562